UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         30th Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     May 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $604,897 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     8853  8250000 PRN      SOLE                        0        0  8250000
ALZA CORP                      SDCV 7/2         02261WAB5     8151  7310000 PRN      SOLE                        0        0  7310000
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2   106396105343000 PRN      SOLE                 22214000        0 83129000
ARES CAP CORP                  NOTE 5.125% 6/0  04010LAD5    18000 16872000 PRN      SOLE                        0        0 16872000
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     8999     7365 SH       SOLE                        0        0     7365
CSX CORP                       DBCV 10/3        126408GA5     5481  2090000 PRN      SOLE                        0        0  2090000
DANAHER CORP DEL               NOTE 1/2         235851AF9    16027  8870000 PRN      SOLE                        0        0  8870000
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    21491 12568000 PRN      SOLE                        0        0 12568000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    28693 19225000 PRN      SOLE                        0        0 19225000
FIDELITY NATIONAL FINANCIAL    NOTE 4.250% 8/1  31620RAE5     8683  6438000 PRN      SOLE                        0        0  6438000
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     9394  5862000 PRN      SOLE                        0        0  5862000
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    21121  9736000 PRN      SOLE                        0        0  9736000
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    34821 16042000 PRN      SOLE                        0        0 16042000
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    11195 10732000 PRN      SOLE                        0        0 10732000
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     9165  6996000 PRN      SOLE                        0        0  6996000
INTEL CORP                     SDCV 2.950%12/1  458140AD2    40078 37765000 PRN      SOLE                        0        0 37765000
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    19106 18583000 PRN      SOLE                  1025000        0 17558000
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     4850  4796000 PRN      SOLE                        0        0  4796000
LAM RESEARCH CORP              NOTE 0.500% 5/1  512807AJ7    12334 12137000 PRN      SOLE                        0        0 12137000
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    70557 70557000 PRN      SOLE                 15876000        0 54681000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    10184  9869000 PRN      SOLE                        0        0  9869000
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    22205 18099000 PRN      SOLE                        0        0 18099000
NOVELLUS SYS INC               NOTE 2.625% 5/1  670008AD3     6803  5000000 PRN      SOLE                        0        0  5000000
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    11934 10697000 PRN      SOLE                        0        0 10697000
PRICELINE COM INC              DEBT 1.000% 3/1  741503AQ9    14604 13254000 PRN      SOLE                        0        0 13254000
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0    14467 14467000 PRN      SOLE                  3963000        0 10504000
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    11093  9630000 PRN      SOLE                        0        0  9630000
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     9543  7398000 PRN      SOLE                        0        0  7398000
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    13457 12947000 PRN      SOLE                        0        0 12947000
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    14015    10875 SH       SOLE                        0        0    10875
XILINX INC                     NOTE 2.625% 6/1  983919AF8    13197  9306000 PRN      SOLE                        0        0  9306000
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